LONG TERM BANK LOANS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LONG TERM BANK LOANS
Interest Expense, Debt	$ 606,369	$ 580,497	$ 612,622